Revenues (Details) - Schedule of composition - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of composition [Abstract]
Consoles	$ 1,560	$ 1,817
Disposables	1,208	1,006
Exclusive distribution agreement	1,370	1,045
Total	$ 4,138	$ 3,868